Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value of Assets and Liabilities
6.	Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:	Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed U.S. equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•

Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•

Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 measurements

•	Fixed income securities:

Municipal: Auction rate securities (“ARS”) primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners (“NAIC”). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: Valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.

RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•

Other investments: Certain over-the-counter (“OTC”) derivatives, such as interest rate caps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves.

•

Other assets: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument that is valued internally. The model primarily uses stochastically determined cash flows, ultimate reinvestment spreads and applicable market data, such as interest rate and volatility assumptions. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.

•

Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets
Fixed income securities:
U.S. government and agencies	$111,133	$305,914	$—	$417,047
Municipal	—	750,989	67,672	818,661
Corporate	—	3,638,175	260,351	3,898,526
Foreign government	—	396,541	—	396,541
RMBS	—	295,678	—	295,678
CMBS	—	200,716	—	200,716
ABS	—	75,156	26,970	102,126
Redeemable preferred stock	—	10,630	—	10,630

Total fixed income securities	111,133	5,673,799	354,993	6,139,925
Equity securities	164,971	—	—	164,971
Short-term investments	7,675	54,273	—	61,948
Other investments:
Free-standing derivatives	—	—	306	306
Separate account assets	436,380	—	—	436,380
Other assets	—	—	34,655	34,655

Total assets at fair value	$720,159	$5,728,072	$389,954	$6,838,185

% of total assets at fair value	10.5%	83.8%	5.7%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(17,877)	$(17,877)

Total liabilities at fair value	$—	$—	$(17,877)	$(17,877)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
ARS backed by student loans	$31,429	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 60 months	38 - 50 months
Other assets – Structured settlement annuity reinsurance agreement	$34,655	Stochastic cash flow model	Ultimate reinvestment spreads	133.8 - 196.0 basis points	156.4 basis points

If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value. If the ultimate reinvestment spreads increased (decreased), it would result in a lower (higher) fair value.

As of December 31, 2012, Level 3 fair value measurements include $310.1 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$159,082	$301,013	$—		$460,095
Municipal	—	739,334	50,422		789,756
Corporate	—	3,593,371	223,643		3,817,014
Foreign government	—	376,941	—		376,941
RMBS	—	443,016	2,730		445,746
CMBS	—	234,190	—		234,190
ABS	—	93,706	26,425		120,131
Redeemable preferred stock	—	9,611	—		9,611

Total fixed income securities	159,082	5,791,182	303,220		6,253,484
Equity securities	104,178	—	—		104,178
Short-term investments	10,065	138,764	—		148,829
Other investments:
Free-standing derivatives	—	—	38	$(38)	—
Separate account assets	472,048	—	—		472,048
Other assets	—	—	16,869		16,869

Total assets at fair value	$745,373	$5,929,946	$320,127	$(38)	$6,995,408

% of total assets at fair value	10.6%	84.8%	4.6%	—%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(21,854)		$(21,854)
Other liabilities:
Free-standing derivatives	—	—	(2,905)	$38	(2,867)

Total liabilities at fair value	$—	$—	$(24,759)	$38	$(24,721)

% of total liabilities at fair value	—%	—%	100.2%	(0.2)%	100.0%

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Other investments:
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Other investments:
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$103,369	$43	$1,054	$5,378	$(7,892)
Corporate	225,207	8,719	4,191	10,882	(37,097)
RMBS	80,063	(1,066)	1,743	—	(56,510)
CMBS	141,869	(4,698)	15,987	—	(133,918)
ABS	40,851	149	252	—	(23,013)

Total fixed income securities	591,359	3,147	23,227	16,260	(258,430)
Other investments:			—	—	—
Free-standing derivatives, net	(3,011)	(3,153)	—	—	—
Other assets	(4,870)	21,739	—	—	—

Total recurring Level 3 assets	$583,478	$21,733	$23,227	$16,260	$(258,430)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(17,544)	$(4,310)	$—	$—	$—

Total recurring Level 3 liabilities	$(17,544)	$(4,310)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$—	$(49,623)	$—	$(1,907)	$50,422
Corporate	24,978	(11,680)	—	(1,557)	223,643
RMBS	—	(8,582)	—	(12,918)	2,730
CMBS	—	(19,240)	—	—	—
ABS	14,999	(3,856)	—	(2,957)	26,425

Total fixed income securities	39,977	(92,981)	—	(19,339)	303,220
Other investments:
Free-standing derivatives, net	1,867	—	—	1,430	(2,867	) (2)
Other assets	—	—	—	—	16,869

Total recurring Level 3 assets	$41,844	$(92,981)	$—	$(17,909)	$317,222

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(21,854)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(21,854)

(1)

The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.

(2)	Comprises $38 thousand of assets and $2.9 million of liabilities.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income(1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$123,743	$(408)	$(245)	$(11,242)	$804	$(9,283)	$103,369
Corporate	201,275	(817)	6,957	7,708	58,519	(48,435)	225,207
RMBS	39,124	(5,817)	12,277	38,659	—	(4,180)	80,063
CMBS	173,094	(22,210)	78,944	(16,859)	9,647	(80,747)	141,869
ABS	17,776	(6)	4,869	48,555	—	(30,343)	40,851

Total fixed income securities	555,012	(29,258)	102,802	66,821	68,970	(172,988)	591,359
Other investments:
Free-standing derivatives, net	(872)	(3,997)	—	1,858	—	—	(3,011	)(2)
Other assets	(5,059)	189	—	—	—	—	(4,870)

Total recurring Level 3 assets	$549,081	$(33,066)	$102,802	$68,679	$68,970	$(172,988)	$583,478

Liabilities
Contractholder funds:
Derivatives embedded in annuity contracts	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

Total recurring Level 3 liabilities	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

(1)

The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.

(2)	Comprises $469 thousand of assets and $3.5 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2012, 2011 or 2010.

During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain ABS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

Transfers into Level 3 during 2012, 2011 and 2010 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Municipal	$54	$151	$169
Corporate	4,912	8,193	11,553
RMBS	—	—	(4,483)
CMBS	—	—	(7,784)

Total fixed income securities	4,966	8,344	(545)
Other investments:
Free-standing derivatives, net	(279)	(1,714)	(2,868)
Other assets	17,786	21,739	189

Total recurring Level 3 assets	$22,473	$28,369	$(3,224)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$3,977	$(4,310)	$(4,333)

Total recurring Level 3 liabilities	$3,977	$(4,310)	$(4,333)

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26.5 million in 2012 and are reported as follows: $16.3 million in realized capital gains and losses, $6.2 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits. These gains and losses total $24.1 million in 2011 and are reported as follows: $16.5 million in realized capital gains and losses, $11.9 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits. These gains and losses total $(7.6) million in 2010 and are reported as follows: $(15.6) million in realized capital gains and losses, $12.3 million in net investment income and $(4.3) million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

	December 31, 2012		December 31, 2011
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$570,365	$602,516	$564,847	$588,344
Cost method limited partnerships	29,746	30,920	32,355	31,257
Notes due from related party	2,833	2,833	5,581	5,581

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships and notes due from related party are categorized as Level 3.

Financial liabilities

	December 31, 2012		December 31, 2011
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$3,050,538	$3,222,131	$3,431,056	$3,521,443
Liability for collateral	59,772	59,772	61,097	61,097

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3. The fair value measurements for liability for collateral are categorized as Level 2.